Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ (38,946)	$ (36,445)
Cost of sales	33,258	31,123
Income tax	744	706
Net of tax	(2,206)	(2,031)
Total loss reclassified to net income	(65)	(135)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(30)	(87)
Cost of sales	(54)	(87)
Income tax	24	48
Net of tax	(60)	(126)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(6)	(13)
Income tax	1	4
Net of tax	$ (5)	$ (9)